1290 Funds

1290 Avenue of the Americas

New York, New York 10104

July 11, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	1290 Funds (the “Trust”)

File Nos. 333-195390 and 811-22959

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the definitive forms of the prospectus and the statement of additional information, dated July 11, 2022, used with respect to the 1290 Essex Small Cap Growth Fund series of the Trust that would have been filed under Rule 497(c), do not differ from the forms of the prospectus and the statement of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 50 on July 8, 2022.

If you have any questions regarding this certification, please contact the undersigned at (212) 554-1234.

Sincerely,

1290 FUNDS

By:	/s/ Nadia Persaud
Nadia Persaud
Vice President and Assistant Secretary